8. Subsequent Events	3 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
8.        Subsequent Events

a)	As of June 30, 2013, the Company received proceeds of $50,000 for issuance of common shares, which have not been issued as of the date of filing.

b)
On July 13, 2013, the Company acquired 100% of the members shares of Career Start, Inc., a company incorporated in the state of Florida, in exchange for the issuance of 47,142,858 restricted common shares.